Provisions and Contingent Liabilities (Narrative) (Details) - CAD ($)	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Restructuring charges	$ 0	$ 291,000,000
Legal and regulatory matters [member] | Bottom of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	0		$ 0
Legal and regulatory matters [member] | Top of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	$ 497,000,000		$ 625,000,000